Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Matterport Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid for PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid for Non-PEO NEOs ($)(4)	Matterport Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($)	Company Selected Measure: Revenue ($)(7)
2022	$496,910	$(175,002,092)	$1,699,135	$(26,342,559)	$19	$89	$(111,339,000)	$136,125,000
2021	$157,922,193	$265,412,413	$49,243,361	$74,635,343	$143	$115	$(338,060,000)	$111,174,000

Company Selected Measure Name	•Revenue
Named Executive Officers, Footnote [Text Block]	R.J. Pittman served as the Company’s Principal Executive Officer (our “PEO”) for the entirety of 2021 and 2022 and the Company’s NEOs other than our PEO (the “Reported NEOs”) for the applicable years were as follows:•2022:Mr. Fay, Mr. Remley, Mr. Zinn, and Mr. Presunka •2021: Mr. Fay, Mr. Remley, and Mr. Tulsi
PEO Total Compensation Amount	$ 496,910	$ 157,922,193
PEO Actually Paid Compensation Amount	$ (175,002,092)	265,412,413
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in this column represent the compensation actually paid to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO
			2021	2022
	Summary Compensation Table - Total Compensation	(a)	$157,922,193	$496,910
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$157,368,502	$—
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$173,564,786	$—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$45,601,645	$(91,634,625)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$8,811,365	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$36,880,926	$(83,864,377)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—
=	Compensation Actually Paid		$265,412,413	$(175,002,092)
a.Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
b.Represents the aggregate grant date fair value of the stock awards and option awards granted to our PEO during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
c.Represents the aggregate fair value as of the indicated fiscal year-end of our PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.
d.Represents the aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by our PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
e.Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to our PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
f.Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Mr. Pittman that was granted in a prior fiscal year, and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
g.Represents the aggregate fair value as of the last day of the prior fiscal year of our PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC Topic 718 (of which there happened to be none for 2021 or 2022).

Non-PEO NEO Average Total Compensation Amount	$ 1,699,135	49,243,361
Non-PEO NEO Average Compensation Actually Paid Amount	$ (26,342,559)	74,635,343
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

NEO Average
			2021	2022
	Summary Compensation Table - Total Compensation	(a)	$49,243,361	$1,699,135
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$48,705,155	$1,352,440
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$52,411,236	$1,367,088
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$13,398,549	$(19,637,864)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$2,873,800	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$5,413,552	$(8,418,478)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—
=	Compensation Actually Paid		$74,635,343	$(26,342,559)
Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
a.Represents the average Total Compensation as reported in the Summary Compensation Table for the Reported NEOs in the indicated fiscal year.
b.Represents the average aggregate grant date fair value of the stock awards and option awards granted to the Reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
c.Represents the average aggregate fair value as of the indicated fiscal year-end of the Reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.
d.Represents the average aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the Reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718
e.Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the Reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
f.Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the Reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
g.Represents the average aggregate fair value as of the last day of the prior fiscal year of the Reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC Topic 718 (of which there happened to be none for 2021 or 2022).
(5)Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on July 22, 2021, using the closing stock price at the end of the day we began trading on the NASDAQ after the Merger. Historic stock price performance is not necessarily indicative of future stock price performance.
(6)The TSR Peer Group consists of S&P 600 Information Technology Index. This calculation assumes that $100 was invested in this index on July 22, 2021 (aligned with the period used in footnote #5 above).
(7)The Company’s Revenue is a key driver of the Company’s performance and stockholder value creation and had a 33% weighting among the performance measures used to determine annual bonuses under the 2022 Corporate Cash Incentive Program.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation Actually Paid to our PEO and Average Compensation Actually Paid to our Reported NEOs and the Company’s Cumulative TSR
◦As calculated in accordance with Item 402(v) of Regulation S-K, the “Compensation Actually Paid” to our PEO was $265,412,413 for 2021.
◦During 2021, the Company’s TSR, measured assuming a $100 investment in the Company’s common stock as of July 22, 2021, increased to $143 by December 31, 2021.
◦Because the value of equity compensation fluctuates based on our stock price performance, 2021 “Compensation Actually Paid” reflects the appreciation in the value of equity holdings over 2021, the year we began trading as a public company after the Merger.
◦Since December 31, 2021, our TSR, measured assuming a $100 investment in the Company’s common stock as of July 22, 2021, declined to $19 as of December 31, 2022 and, similarly, the “Compensation Actually Paid” to our PEO has declined to -$175,002,092 as of December 31, 2022.
◦While our PEO’s “Compensation Actually Paid” was most significantly impacted by our TSR performance, given the leverage of our compensation program towards equity compensation, the average “Compensation Actually Paid” for our Reported NEOs was also similarly impacted by our TSR performance, with the average “Compensation Actually Paid” for 2021 equal to $74,635,343 and declining to -$26,342,559 as of December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation Actually Paid to our PEO and Average Compensation Actually Paid to our Reported NEOs and the Company’s Net Income and Revenue
◦“Compensation Actually Paid” is not directly impacted by net income
◦As described further in footnote 7 above, “Revenue” is a key driver of the Company’s performance and stockholder value creation and represented 33% weighting among the performance measures used to determine annual bonuses under the 2022 Corporate Cash Incentive Program.
◦The Company’s 2021 net income was -$338,060,000 and increased to -$111,339,000 for 2022.
◦The Company’s 2021 Revenue was $111,174,000 and increased to $136,125,000 for 2022.
◦As described above, the “Compensation Actually Paid” to our PEO and the Reported NEOs declined significantly over that same period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid to our PEO and Average Compensation Actually Paid to our Reported NEOs and the Company’s Net Income and Revenue
◦“Compensation Actually Paid” is not directly impacted by net income
◦As described further in footnote 7 above, “Revenue” is a key driver of the Company’s performance and stockholder value creation and represented 33% weighting among the performance measures used to determine annual bonuses under the 2022 Corporate Cash Incentive Program.
◦The Company’s 2021 net income was -$338,060,000 and increased to -$111,339,000 for 2022.
◦The Company’s 2021 Revenue was $111,174,000 and increased to $136,125,000 for 2022.
◦As described above, the “Compensation Actually Paid” to our PEO and the Reported NEOs declined significantly over that same period.

Total Shareholder Return Vs Peer Group [Text Block]	Relationship Between the Company’s TSR and the Peer Group TSR◦Assuming a $100 investment as of July 22, 2021 (the date we began trading on the NASDAQ after the Merger), the TSR for the peer group disclosed in footnote 6 to the table above initially increased from $100 to $115 as of December 31, 2021 and has since declined to $89 as of December 31, 2022. ◦During the same period the Company's TSR, measured assuming a $100 investment in the Company's common stock as of July 22, 2021, increased to $143 as of December 31, 2021 and subsequently declined to $19 as of December 31, 2022.
Total Shareholder Return Amount	$ 19	143
Peer Group Total Shareholder Return Amount	89	115	$ 100
Net Income (Loss)	$ (111,339,000)	$ (338,060,000)
Company Selected Measure Amount	136,125,000	111,174,000
PEO Name	R.J. Pittman
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following: (1) tabular compensation and performance disclosure for 2021 and 2022; (2) a list of three performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs for 2022 to Company performance; and (3) additional disclosure relative to the relationship between the “Compensation Actually Paid” set forth in the Pay versus Performance Table and each of the performance metrics set forth in the Pay versus Performance Table and between the Company’s and the Peer Group TSR, in each case over 2021-2022.Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of Mr. Pittman and (ii) the average of the total compensation reported in the Summary Compensation Table for the Reported NEOs in the indicated year for such years.
We believe “Compensation Actually Paid” over 2021 and 2022 are reflective of the Compensation Committee’s emphasis on aligning pay and performance given “Compensation Actually Paid” declined year-over-year largely driven by our stock price performance and the emphasis on the use of equity awards in our executive compensation program.

For further information concerning our pay-for-performance philosophy and how we align executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis.”
	The following charts illustrate the relationship between pay and performance, as calculated per Item 402(v) of Regulation S-K:
Company Selected Measure, Weighted Percentage	33.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Spaces Under Management (SUM)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Net Promoter Score (NPS)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 157,368,502
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	173,564,786
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(91,634,625)	45,601,645
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	8,811,365
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(83,864,377)	36,880,926
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,352,440	48,705,155
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,367,088	52,411,236
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,637,864)	13,398,549
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,873,800
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,418,478)	5,413,552
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0